Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities

30.        Fair value of financial assets and liabilities

Under IFRS 13, the fair value measurement uses a fair value hierarchy that reflects the model used in the measurement process which should be in accordance with the following hierarchical levels:

Level 1: Determined on the basis of public (unadjusted) quoted prices in active markets for identical assets and liabilities, these include public debt securities, stocks, derivatives listed.

Level 2: They are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3: They are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Trading Financial Assets, Other financial assets at fair value on through income statement, Available-for-sale financial assets and Financial liabilities held for trading.

Level 1: The securities with high liquidity and quoted prices in active market are classified as level 1. At this level there were classified most of the Brazilian Government Securities (mainly LTN, LFT, NTN-B, NTN-C and NTN-F), shares in stock exchange and other securities traded in the active market.

Level 2: When quoted price cannot be observed, the Management, using its own internal models, make its best estimate of the price that would be set by the market. These models use data based on observable market parameters as an important reference. Various techniques are used to make these estimates, including the extrapolation of observable market data and extrapolation techniques. The best evidence of fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions carried out with the same instrument or similar instruments or can be measured using a valuation technique in which the variables used include only data from observable market, especially interest rates. These securities are classified within Level 2 of the fair value hierarchy and are composed mainly by Private Securities (highlighting the Debenture portfolio) in a market with less liquidity than those classified at Level 1.

Level 3: When there is information that is not based on observable market data, Banco Santander uses internally developed models, from curves generated according to the internal model. Level 3 comprises mainly unlisted shares.

Derivatives

Level 1: Derivatives traded on stock exchanges are classified in Level 1 of the hierarchy.

Level 2: For derivatives traded over the counter, the valuation (primarily swaps and options) usually uses observable market data, such as: exchange rates, interest rates, volatility, correlation between indexes and market liquidity.

When pricing the financial instruments aforementioned, it is used the Black-Scholes Model (exchange rate options, interest rate options; caps and floors) and the present value method (discount of future values by market curves).

Level 3: Derivatives not traded in the stock exchange and that do not have an observable data in a active market were classified as Level 3. These are composed by exotic derivatives.

The new Banco Santander´s policy related to instrument classification in the fair value hierarchy existing since September/2018, introduced detailed procedures about the instrument classification process. Definitions were included related to instruments, risk factors and deadlines as well as observability degree of market prices and its importance in the fair value measurement model. The application of such definitions since September 2018 resulted in reclassifications of certain financial instruments, as shown in the section “Changes of Fair Value Level 3”.

The following table shows a summary of the fair values of financial assets and liabilities for the period ended December 31, 2018, 2017 and 2016, classified based on several measurement methods adopted by the Bank to determine their fair value:

Thousand of reais		2018
	Level 1 (1)	Level 2	Level 3	Total

Financial Assets Measured At Fair Value Through Profit Or Loss	2,660,859	40,540,054	510,887	43,711,800
Debt instruments	2,660,859	-	510,887	3,171,746
Equity instruments	-	40,540,054	-	40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	49,855,112	17,626,932	1,370,270	68,852,314
Debt instruments	49,094,924	432,910	538,635	50,066,469
Equity instruments	757,843	8,490	-	766,333
Derivatives	2,345	17,185,532	831,635	18,019,512
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	142,732	619,798	154,947	917,477
Loans and advances to customers	-	619,180	-	619,180
Equity instruments	142,732	618	154,947	298,297
Financial Assets Measured At Fair Value Through Other Comprehensive Income	83,283,924	1,442,797	709,956	85,436,677
Debt instruments	83,253,117	1,442,797	699,777	85,395,691
Equity instruments	30,807	-	10,179	40,986
Hedging derivatives (assets)	-	343,934	-	343,934
Financial Liabilities Measured At Fair Value Through Profit Or Loss	32,697,510	17,600,024	641,458	50,938,992
Derivatives	1,833	17,600,024	641,458	18,243,315
Short positions	32,695,677	-	-	32,695,677
Hedging derivatives (liabilities)	-	223,520	-	223,520

(1) There was no transfer between levels 1 and 2.
Thousand of reais		2017
	Level 1	Level 2	Level 3	Total

Financial assets held for trading	34,380,542	18,059,034	-	52,439,576
Debt instruments	33,891,360	988,321	-	34,879,681
Equity instruments	489,182	588	-	489,770
Trading derivatives	-	17,070,125	-	17,070,125
Financial assets designated at fair value through profit or loss	1,593,951	64,738	33,368	1,692,057
Debt instruments	1,593,951	64,738	-	1,658,689
Equity instruments	-	-	33,368	33,368
Financial assets - available-for-sale	79,301,016	6,382,225	140,143	85,823,384
Debt instruments	78,335,629	6,381,118	-	84,716,747
Equity instruments	965,387	1,107	140,143	1,106,637
Hedging derivatives (assets)	-	192,763	-	192,763
Financial liabilities held for trading	32,808,392	16,514,154	-	49,322,546
Derivatives	-	16,514,154	-	16,514,154
Short positions	32,808,392	-	-	32,808,392
Hedging derivatives (liabilities)	-	163,332	-	163,332

Thousand of reais		2016
	Level 1	Level 2	Level 3	Total

Financial assets held for trading	59,410,908	25,462,755	-	84,873,663
Debt instruments	59,034,363	960,583	-	59,994,946
Equity instruments	376,545	21,916	-	398,461
Derivatives	-	24,480,256	-	24,480,256
Financial assets designated at fair value through profit or loss	1,597,660	76,035	37,509	1,711,204
Debt instruments	1,592,714	76,035	-	1,668,749
Equity instruments	4,946	-	37,509	42,455
Financial assets - available-for-sale	51,160,044	5,703,389	951,612	57,815,045
Debt instruments	50,172,609	5,656,963	-	55,829,572
Equity instruments	987,435	46,426	951,612	1,985,473
Hedging derivatives (assets)	-	222,717	-	222,717
Financial liabilities held for trading	31,694,269	19,925,600	-	51,619,869
Derivatives	-	19,925,600	-	19,925,600
Short positions	31,694,269	-	-	31,694,269
Hedging derivatives (liabilities)	-	311,015	-	311,015

Movements in fair value of Level 3

The following tables demonstrate the movements during 2018, 2017 and 2016 for the financial assets and liabilities classified as Level 3 in the fair value hierarchy:

Thousand of reais	Fair Value 2017	Gains/ losses (Realized-Not Realized)		Transfers in and/ or out of Level 3	Additions / Settled	Impact of IFRS 9	Fair value 2018

Financial Assets Measured At Fair Value Through Profit Or Loss	33,368	60,887		-	445,991	(29,359)	510,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	-	(181,355)		1,264,576	246,051	40,998	1,370,270
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	-	(7,280)	-	-	-	162,227	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	140,143	47,773		645,708	-	(123,668)	709,956
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	115,212		710,219	(183,973)	-	641,458

Thousand of reais	Fair Value 2016	Gains/ losses (Realized-Not Realized)		Transfers in and/ or out of Level 3	Additions	Settled	Fair value 2017

Financial assets designated at fair value through profit or loss	37,509	(2,555)		-	(1,586)	(1,586)	31,782
Financial assets - available-for-sale	951,612	18,474		-	(829,943)	(829,943)	(689,800)

Thousand of reais	Fair Value 2015	Gains/ losses (Realized-Not Realized)		Transfers in and/ or out of Level 3	Additions	Settled	Fair value 2016

Financial assets held for trading	-	-		-	-	-	-
Financial assets designated at fair value through profit or loss	573,664	2,806		(14,345)	111	(524,727)	37,509
Financial assets - available-for-sale	857,817	(60,934)		(3,085)	461,185	(303,371)	951,612

Fair value movements linked to credit risk

Changes in fair value attributable to changes in credit risk are determined on the basis of changes in the prices of credit default swaps compared to similar obligations of the same obligor when such prices are observable, since these credit swaps better reflect the market risk assessment for a specific financial asset. When such prices are not observable, changes in fair value attributable to changes in credit risk are determined as the total value of changes in fair value not attributable to changes in the underlying interest rate or other observed market rates. In the absence of specific observable data, this approach provides a reasonable approximation of changes attributable to credit risk, as it estimates the margin change above the reference value that the market may require for the financial asset. In 2018, there were no significant changes between the fair value categories due to changes in credit risk.

Financial assets and liabilities not measured at fair value

The financial assets owned by the Bank are measured at fair value in the accompanying consolidated balance sheets, except for loans and receivables.

Similarly, the Bank's financial liabilities except for financial liabilities held for trading and those measured at fair value - are measured at amortized cost in the consolidated balance sheets.

i) Financial assets measured at other than fair value

Below is a comparison of the carrying amounts of financial assets of the Bank measured by a value other than the fair value and their respective fair values on December 31, 2018, 2017 and 2016:

Thousand of reais				2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 4)	15,228,491	15,269,809	-	15,269,809	-
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions (note 5)	79,607,001	79,607,197	-	79,607,197	-
Loans and advances to customers (note 9)	301,702,207	303,495,240	-	-	303,495,240
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	36,799,509	38,927,356	9,766,162	29,161,194	-
Total	433,337,208	437,299,602	9,766,162	124,038,200	303,495,240

Thousand of reais				2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 5)	33,831,521	33,914,021	-	33,914,021	-
Investments Held-to-Maturity (note 6)	10,214,454	10,587,117	7,251,246	3,335,871	-
Loans and receivables:
Loans and amounts due from credit institutions (note 5)	65,209,902	65,209,902	-	65,209,902	-
Loans and advances to customers (note 9)	272,420,157	275,647,324	-	-	275,647,324
Loans and receivables - Debt instruments (note 6)	17,616,515	17,127,511	-	17,127,511	-
Total	399,292,549	402,485,875	7,251,246	119,587,305	275,647,324

Thousand of reais				2016
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 4)	46,371,814	46,341,971	-	46,341,971	-
Investments Held-to-Maturity (note 6)	10,048,761	10,555,437	6,942,173	3,613,264	-
Loans and receivables:
Loans and amounts due from credit institutions (note 5)	65,711,001	65,711,001	-	65,711,001	-
Loans and advances to customers (note 9)	252,002,774	253,860,027	-	-	253,860,027
Loans and receivables - Debt instruments (note 6)	16,283,259	16,003,885	-	16,003,885	-
Total	390,417,609	392,472,321	6,942,173	72,530,121	253,860,027

ii) Financial liabilities measured at other than fair value

Following is a comparison of the carrying amounts of Bank´s financial liabilities measured by a value other than fair value and their respective fair values on  December 31 , 2018, 2017 and 2016:

Thousand of reais				2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	98,716,735	98,713,988	-	98,713,988	-
Customer deposits (note 17)	285,344,281	285,417,696	-	285,417,696	-
Marketable debt securities (note 18)	74,626,232	74,783,289	-	4,599,204	70,184,085
Subordinated liabilities (note 19)	9,885,607	9,853,157	-	9,853,157	-
Debt Instruments Eligible to Compose Capital (note 20)	9,779,944	9,782,373	-	9,782,373	-
Other financial liabilities (note 21)	49,782,780	49,782,780	-	-	49,782,780
Total	528,135,579	528,333,283	-	408,366,418	119,966,865

Thousand of reais				2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Centrals banks (note 16)	79,068,604	79,068,564	-	-	79,068,564
Customers (note 17)	258,482,156	258,576,177	-	-	258,576,177
Marketable debt securities (note 18)	70,247,012	70,245,820	-	2,000,552	68,245,268
Subordinated liabilities (note 19)	519,230	528,799	-	-	528,799
Debt Instruments Eligible to Compose Capital (note 20)	8,436,901	8,436,901	-	8,436,901	-
Other financial liabilities (note 21)	44,260,735	43,003,735	-	-	43,003,735
Total	461,014,638	459,859,996	-	10,437,453	449,422,543

Thousand of reais				2016
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Centrals banks (note 16)	78,319,960	78,323,271	-	-	78,323,271
Customers (note 17)	231,079,303	231,125,526	-	-	231,125,526
Marketable debt securities (note 18)	99,842,955	99,671,288	-	7,321,870	92,349,418
Subordinated liabilities (note 19)	466,246	452,439	-	-	452,439
Debt Instruments Eligible to Compose Capital (note 20)	8,311,918	8,311,918	-	8,311,918	-
Other financial liabilities (note 21)	36,879,099	35,622,099	-	-	35,622,099
Total	454,899,481	453,506,541	-	15,633,788	437,872,753

The methods and assumptions used to estimate the fair values summarized in the tables above are set forth below:

- Loans and amounts due from credit institutions and from clients - Fair value are estimated for groups of loans with similar characteristics.  The fair value was measured by discounting estimated cash flow using the average interest rate of new contracts. That is, the future cash flow of the current loan portfolio is estimated using the contractual rates, and then the new loans spread over the risk free interest rate are incorporated to the risk free yield curve in order to calculate the loan portfolio fair value. In terms of behavior assumptions, it is important to highlight that a prepayment rate is applied to the loan portfolio, thus a more realistic future cash flow is achieved.

- Deposits from Bacen and credit institutions and Client deposits  - The fair value of deposits was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities. For variable-rate deposits, the carrying amount was considered to approximates fair value.

- Debt and Subordinated Securities and Debt Instruments Eligible to Compose Capital  - The fair value of long-term loans were estimated by cash flow discounted  at the interest rate offered on the market with similar terms and maturities.